Summary Of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 USD ($) entity item $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares
Summary Of Significant Accounting Policies [Line Items]
Number of wholly-owned subsidiaries | entity		2
Cost of providing charity care		$ 7,700,000	$ 7,000,000	$ 7,600,000
Guarantee and warranty claims accrual		420,000	405,000
Advertising expense in continuing operations		40,900,000	37,200,000	36,400,000
Decrease income taxes		$ 18,740,000	$ 68,311,000	$ 69,852,000
Increase to basic earnings per share | $ / shares		$ 6.11	$ 6.64	$ 6.54
Increase to diluted earnings per share | $ / shares		$ 5.86	$ 6.48	$ 6.33
Adjustments to casualty and workers compensation accrual		$ 5,560,000	$ 3,148,000	$ 1,891,000
Historical claims data, period of time		10 years
Federal corporate tax rate		35.00%
Net tax benefit adjustment		$ (8,305,000)
The Act [Member]
Summary Of Significant Accounting Policies [Line Items]
Federal corporate tax rate	21.00%
Net tax benefit adjustment		8,937,000
Deemed repatriation		529,000
Share based payment awards		$ 103,000
Bonus depreciation on personal tangible property expenditures		100.00%
Sales Revenue [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage		85.00%	90.00%	90.00%
Total Assets [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage		5.00%
Total Current Liabilities [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage		5.00%
Total Liabilities [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage		5.00%
Roto Rooter And Corporate Office [Member]
Summary Of Significant Accounting Policies [Line Items]
Exposure on single claim		$ 750,000
Segment Roto-Rooter [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of Operating Segments | item		1
Percent of population serviced		90.00%
Decrease income taxes		$ 32,782,000	$ 32,719,000	$ 29,630,000
Segment Roto-Rooter [Member] | Service Revenues [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage		2.00%	2.00%	2.00%
Segment Roto-Rooter [Member] | Sales Revenue [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage		31.00%	29.00%
Segment VITAS [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenues		$ 0
Decrease income taxes		16,436,000	$ 51,910,000	$ 56,675,000
Exposure on single claim		1,000,000
Professional liability and other risks, insurance deductible		$ 750,000
Segment VITAS [Member] | Service Revenues [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage		85.00%	85.00%
Segment VITAS [Member] | Sales Revenue [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage		69.00%	71.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Period of service guarantee		1 day
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Period of service guarantee		1 year
Medicare [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage		59.00%	59.00%
Medicaid [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage		32.00%	31.00%
Medicare And Medicaid [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage		55.00%
ASU No. 2016-09 [Member]
Summary Of Significant Accounting Policies [Line Items]
Decrease income taxes		$ 18,900,000
Increase to basic earnings per share | $ / shares		$ 1.18
Increase to diluted earnings per share | $ / shares		$ 1.08